STOCK BASED COMPENSATION - Summary of Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Begining Balance	218,430	188,865
Options granted		64,564
Options exercised		0
Options cancelled or forfeited	(177,362)	(34,999)
Options outstanding, Ending Balance	41,068	218,430	188,865
Options exercisable	35,860	143,214
Options vested and expected to vest	41,068	218,430
Weighted-Average Exercise Price
Options outstanding, Begining Balance	$ 40.8	$ 74.41
Options granted		2.77
Options exercised		0
Options cancelled or forfeited	36.65	152.01
Options outstanding, Ending Balance	58.69	40.8	$ 74.41
Options exercisable	63.86	49.7
Options vested and expected to vest	$ 58.69	40.8
Weighted-average grant date fair value of options granted		$ 2.77
Weighted-Average Remaining Contractual Life (Years)
Options outstanding	2 years 2 months 12 days	7 years 1 month 6 days	7 years 10 months 24 days
Options exercisable	1 year 4 months 24 days	6 years 1 month 6 days
Options vested and expected to vest	2 years 2 months 12 days	7 years
Aggregate Intrinsic Value
Options outstanding	$ 0	$ 7,375.15	$ 0
Options exercisable	0	7,375.15
Options vested and expected to vest	$ 0	$ 7,375.15